DISCONTINUED OPERATIONS - Schedule Discontinued Operations (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Revenues - real estate		$ 986,951	$ 1,270,916	$ 724,090
Cost of sales- real estate		(817,483)	(1,064,320)	(576,126)
Gross profit		169,468	206,596	147,964
Operating and other non-operating expenses		(60,688)	(111,352)	(1,558,635)
Gain on sale of assets os discontinued operations			168,216
Income from discontinued operations, net of tax		$ 108,780	$ 263,460	$ (1,410,671)